Condensed Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Preferred Shares	Common Shares	Accumulated Other Comprehensive Loss	Accumulated Deficit
Preferred shares, beginning balance (in shares) at Dec. 31, 2020		9,355,778
Preferred shares, beginning balance at Dec. 31, 2020		$ 11,769
Common shares, beginning balance (in shares) at Dec. 31, 2020			7,867,186
Beginning balance, shareholders' equity at Dec. 31, 2020	$ 5,009		$ 192,406	$ (1,791)	$ (197,375)
Issuance of common shares for conversion of preferred shares (in shares)		(2,495,300)
Issuance of common shares for conversion of preferred shares		$ (2,482)
Issuance of common shares for conversion of preferred shares (in shares)			2,532,798
Issuance of common shares for conversion of preferred shares	0		$ 2,482
Issuance of common shares (in shares)			235,000
Issuance of common shares	597		$ 597
Issuance of common shares for the settlement of liabilities (in shares)			351,880
Issuance of common shares for the settlement of liabilities	921		$ 921
Exercise of warrants (in shares)			743,820
Exercise of warrants	478		$ 478
Other comprehensive income	4			4
Net loss	(2,372)				(2,372)
Preferred dividends	(193)				(193)
Preferred shares, ending balance (in shares) at Mar. 31, 2021		6,860,478
Preferred shares, ending balance at Mar. 31, 2021		$ 9,287
Common shares, ending balance (in shares) at Mar. 31, 2021			11,730,684
Ending balance, shareholders' equity at Mar. 31, 2021	4,444		$ 196,884	(1,787)	(199,940)
Preferred shares, beginning balance (in shares) at Dec. 31, 2020		9,355,778
Preferred shares, beginning balance at Dec. 31, 2020		$ 11,769
Common shares, beginning balance (in shares) at Dec. 31, 2020			7,867,186
Beginning balance, shareholders' equity at Dec. 31, 2020	5,009		$ 192,406	(1,791)	(197,375)
Other comprehensive income	12
Net loss	(5,253)
Preferred shares, ending balance (in shares) at Jun. 30, 2021		6,858,079
Preferred shares, ending balance at Jun. 30, 2021		$ 7,127
Common shares, ending balance (in shares) at Jun. 30, 2021			22,582,029
Ending balance, shareholders' equity at Jun. 30, 2021	11,912		$ 209,554	(1,779)	(202,990)
Preferred shares, beginning balance (in shares) at Mar. 31, 2021		6,860,478
Preferred shares, beginning balance at Mar. 31, 2021		$ 9,287
Common shares, beginning balance (in shares) at Mar. 31, 2021			11,730,684
Beginning balance, shareholders' equity at Mar. 31, 2021	4,444		$ 196,884	(1,787)	(199,940)
Issuance of common shares for conversion of preferred shares (in shares)		(2,399)
Issuance of common shares for conversion of preferred shares		$ (2,160)
Issuance of common shares for conversion of preferred shares (in shares)			2,108,620
Issuance of common shares for conversion of preferred shares	0		$ 2,160
Issuance of common shares (in shares)			6,695,000
Issuance of common shares	7,642		$ 7,642
Issuance of common shares for conversion of convertible debt (in shares)			468,225
Issuance of common shares for conversion of convertible debt	799		$ 799
Issuance of common shares for the settlement of liabilities (in shares)			770,000
Issuance of common shares for the settlement of liabilities	1,135		$ 1,135
Exercise of warrants (in shares)			747,000
Exercise of warrants	687		$ 687
Issuance of common shares for vested restricted stock units (in shares)			62,500
Issuance of common shares for vested restricted stock units	0		$ 0
Share-based compensation	247		$ 247
Other comprehensive income	8			8
Net loss	(2,881)				(2,881)
Preferred dividends	(169)				(169)
Preferred shares, ending balance (in shares) at Jun. 30, 2021		6,858,079
Preferred shares, ending balance at Jun. 30, 2021		$ 7,127
Common shares, ending balance (in shares) at Jun. 30, 2021			22,582,029
Ending balance, shareholders' equity at Jun. 30, 2021	$ 11,912		$ 209,554	(1,779)	(202,990)
Preferred shares, beginning balance (in shares) at Dec. 31, 2021	96,000	96,000
Preferred shares, beginning balance at Dec. 31, 2021		$ 42,350
Common shares, beginning balance (in shares) at Dec. 31, 2021	63,566,403		63,566,403
Beginning balance, shareholders' equity at Dec. 31, 2021	$ 269,626		$ 444,265	(1,794)	(215,195)
Issuance of common shares for the settlement of liabilities (in shares)			950,000
Issuance of common shares for the settlement of liabilities	1,957		$ 1,957
Share-based compensation	117		$ 117
Other comprehensive income	9			9
Net loss	(14,647)				(14,647)
Preferred shares, ending balance (in shares) at Mar. 31, 2022		96,000
Preferred shares, ending balance at Mar. 31, 2022		$ 42,350
Common shares, ending balance (in shares) at Mar. 31, 2022			64,516,403
Ending balance, shareholders' equity at Mar. 31, 2022	$ 257,062		$ 446,339	(1,785)	(229,842)
Preferred shares, beginning balance (in shares) at Dec. 31, 2021	96,000	96,000
Preferred shares, beginning balance at Dec. 31, 2021		$ 42,350
Common shares, beginning balance (in shares) at Dec. 31, 2021	63,566,403		63,566,403
Beginning balance, shareholders' equity at Dec. 31, 2021	$ 269,626		$ 444,265	(1,794)	(215,195)
Other comprehensive income	1
Net loss	$ (55,334)
Preferred shares, ending balance (in shares) at Jun. 30, 2022	96,000	96,000
Preferred shares, ending balance at Jun. 30, 2022		$ 42,350
Common shares, ending balance (in shares) at Jun. 30, 2022	66,505,769		66,505,769
Ending balance, shareholders' equity at Jun. 30, 2022	$ 225,287		$ 455,259	(1,793)	(270,529)
Preferred shares, beginning balance (in shares) at Mar. 31, 2022		96,000
Preferred shares, beginning balance at Mar. 31, 2022		$ 42,350
Common shares, beginning balance (in shares) at Mar. 31, 2022			64,516,403
Beginning balance, shareholders' equity at Mar. 31, 2022	257,062		$ 446,339	(1,785)	(229,842)
Issuance of common shares for the settlement of liabilities (in shares)			1,350,000
Issuance of common shares for the settlement of liabilities	1,721		$ 1,721
Issuance of common shares for vested restricted stock units (in shares)			639,366
Issuance of common shares for vested restricted stock units	0		$ 0
Share-based compensation	7,199		$ 7,199
Other comprehensive income	(8)			(8)
Net loss	$ (40,687)				(40,687)
Preferred shares, ending balance (in shares) at Jun. 30, 2022	96,000	96,000
Preferred shares, ending balance at Jun. 30, 2022		$ 42,350
Common shares, ending balance (in shares) at Jun. 30, 2022	66,505,769		66,505,769
Ending balance, shareholders' equity at Jun. 30, 2022	$ 225,287		$ 455,259	$ (1,793)	$ (270,529)